Share Capital - Dividends Declared (Details) - Common shares - $ / shares		12 Months Ended
	Nov. 04, 2025	Dec. 31, 2025	Dec. 31, 2024
Share Capital
Dividends declared, per share		$ 2.31	$ 2.22
Increase in dividends per share	$ 0.6